S000001301 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
TWEEDY, BROWNE VALUE FUND | TWEEDY BROWNE VALUE FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0